Organization, Nature of Business, Going Concern and Management's Plans (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		126 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Aug. 31, 2014	Aug. 31, 2013	Nov. 30, 2014
Organization Nature Of Business Going Concern And Managements Plans Details Narrative
Net income (loss)	$ (602,627)	$ (532,876)	$ 218,825	$ (143,626)
Deficit accumulated during the exploration stage			$ 13,394,226	$ 13,613,055	$ 13,996,852